Deutsche Asset
& Wealth Management
                                                                       [DB Logo]


Summary Prospectus | March 16, 2016



Deutsche Ultra-Short Investment Grade Fund





 CLASS/Ticker    INVESTMENT CLASS   DUSVX

Before you invest, you may want to review the fund's prospectus, which contains more information about the fund and its risks. You can find the fund's prospectus, Statement of Additional Information (SAI) and other information about the fund online at deutscheliquidity.com/US/ products/fund_facts_prospectus_l2.jsp. You can also get this information at no cost by e-mailing a request to service@db.com, calling (800) 730-1313 or asking your financial advisor. The prospectus and SAI, both dated September 28, 2015, as revised March 16, 2016, as supplemented, are incorporated by reference into this Summary Prospectus.

INVESTMENT OBJECTIVE


The fund seeks to provide a high level of current income consistent with the preservation of capital and liquidity.



FEES AND EXPENSES OF THE FUND


These are the fees and expenses you may pay when you buy and hold shares.


SHAREHOLDER FEES


(paid directly from your investment)   None
-------------------------------------- -----

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a % of the value of your investment)


Management fee                                              0.20
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Distribution/service (12b-1) fees                          None
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Other expenses1                                             0.63
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TOTAL ANNUAL FUND OPERATING EXPENSES                        0.83
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Fee waiver/expense reimbursement                            0.53
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TOTAL ANNUAL FUND OPERATING EXPENSES AFTER FEE WAIVER/
EXPENSE REIMBURSEMENT                                       0.30
-------------------------------------------------------    -----

(1) "Other expenses" are based on estimated amounts for the current fiscal year.

The Advisor has contractually agreed through November 30, 2016 to waive fees and/or reimburse fund expenses to the extent necessary to maintain the fund's total annual operating expenses (excluding extraordinary expenses, taxes, brokerage and interest expense) at 0.30% for Investment Class. The agreement may only be terminated with the consent of the fund's Board.


EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



       1 YEAR   3 YEARS
     --------  --------
        $31    $212
---     ---    ----

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may mean higher taxes if you are investing in a taxable account. These costs are not reflected in annual fund operating expenses or in the expense example, and affect the fund's performance.


Since the fund is new, portfolio turnover information is not available.



PRINCIPAL INVESTMENT STRATEGY


MAIN INVESTMENTS. The fund seeks to achieve its objective by investing in investment grade US dollar denominated fixed-income instruments paying a fixed, variable or floating interest rate, including obligations of US banks and the US government, and other short-term obligations of US companies, states, municipalities and other entities, asset-backed securities and repurchase agreements. The fund may also invest in US dollar denominated obligations issued or guaranteed by foreign banks, companies and governments or their agencies, authorities, instrumentalities or sponsored enterprises. The fund may have significant exposure to obligations of banks and other financial institutions and industrial issuers. Under normal circumstances, the fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in fixed-income securities that are determined, at the time of purchase, by at least one nationally recognized statistical rating organization (NRSRO) to be investment grade (BBB- or higher by either Standard & Poor's (S&P) or Fitch or Baa3 or higher by Moody's), or if



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the securities do not have a long-term rating, are determined by the Advisor to be of comparable credit quality at the time of purchase.

The fund may invest no more than 5% of its total assets in any single issuer (other than cash and cash items, US government securities, repurchase agreements collateralized by these same securities, or securities of other investment companies).


CREDIT QUALITY GUIDELINES. The fund invests at least 65% of its total assets in securities (or the issuers of such securities) that are rated by at least one NRSRO, at the time of purchase, A or higher by either S&P or Fitch or A2 or higher by Moody's, or if such securities do not have a long-term rating, are determined by the Advisor to be of comparable credit quality at the time of purchase. The remainder of the fund's investments will carry, at the time of purchase, a minimum rating of BBB- or higher by either S&P or Fitch or Baa3 or higher by Moody's, rendering them to be at investment grade, or if such securities do not have a long-term rating, are determined by the Advisor to be of comparable credit quality at the time of purchase.


MATURITY GUIDELINES. Under normal market conditions, the dollar-weighted average effective portfolio maturity of the fund is expected to range from 0-2 years. Except for floating rate and variable rate securities, the fund invests in securities that have remaining maturities of two years or less at the time of purchase. Floating rate and variable rate securities will have remaining maturities of three years or less at the time of purchase.


A fund's dollar-weighted average effective portfolio maturity is a dollar-weighted average measure of the maturity of a fund's portfolio securities, taking into account maturity-shortening provisions, such as the date of an instrument's next interest rate reset date or demand features. In determining the dollar-weighted average effective portfolio maturity, portfolio management will generally take into account the period remaining until the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made, or with respect to a variable or floating rate obligation, the interest rate reset date.


MANAGEMENT PROCESS. Portfolio management seeks to enhance the fund's return by identifying investment grade, US dollar denominated fixed-income instruments that are within the fund's credit quality and maturity guidelines and that portfolio management believes offer attractive yields relative to other similar securities, consistent with the preservation of capital and liquidity.


SECURITIES LENDING. The fund may lend securities (up to one-third of total assets) to approved institutions.


THE FUND IS NOT A "MONEY MARKET FUND" AND DOES NOT ATTEMPT TO MAINTAIN A STABLE NET ASSET VALUE.


MAIN RISKS


There are several risk factors that could hurt the fund's performance, cause you to lose money or cause the fund's performance to trail that of other investments. The fund may not achieve its investment objective, and is not intended to be a complete investment program. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.


INTEREST RATE RISK. When interest rates rise, prices of debt securities generally decline. The fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates. The longer the duration of the fund's debt securities, the more sensitive it will be to interest rate changes. (As a general rule, a 1% rise in interest rates means a 1% fall in value for every year of duration.) A low interest rate environment may prevent the fund from providing a positive yield or paying fund expenses out of current income.


CREDIT RISK. The fund's performance could be hurt if an issuer of a debt security suffers an adverse change in financial condition that results in the issuer not making timely payments of interest or principal, a security downgrade or an inability to meet a financial obligation.


For securities that rely on third-party guarantors to support their credit quality, the same risks may apply if the financial condition of the guarantor deteriorates or the guarantor ceases to insure securities. Because guarantors may insure many types of securities, including subprime mortgage bonds and other high-risk bonds, their financial condition could deteriorate as a result of events that have little or no connection to securities owned by the fund.


Some securities issued by US government agencies or instrumentalities are backed by the full faith and credit of the US government. Other securities that are supported only by the credit of the issuing agency or instrumentality are subject to greater credit risk than securities backed by the full faith and credit of the US government. This is because the US government might provide financial support, but has no obligation to do so, if there is a potential or actual loss of principal or failure to make interest payments.


PREPAYMENT AND EXTENSION RISK. When interest rates fall, issuers of high interest debt obligations may pay off the debts earlier than expected (prepayment risk), and the fund may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may pay off the debts later than expected (extension risk), thus keeping the fund's assets tied up in lower interest debt obligations. Ultimately, any unexpected behavior in interest rates could increase the volatility of the fund's share price and yield and could hurt fund performance. Prepayments could also create capital gains tax liability in some instances.



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                                      Deutsche Ultra-Short Investment Grade Fund


                                               SUMMARY PROSPECTUS March 16, 2016
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MARKET RISK. Although individual securities may outperform the market, the entire market may decline as a result of rising interest rates, regulatory developments or deteriorating economic conditions.


REPURCHASE AGREEMENT RISK. If the party that sells the securities to the fund defaults on its obligation to repurchase them at the agreed-upon time and price, the fund could lose money.


LIQUIDITY RISK. In certain situations, it may be difficult or impossible to sell an investment and the fund may have to sell certain investments at a price or time that is not advantageous in order to meet redemption requests or other cash needs.


PRICING RISK. If market conditions make it difficult to value some investments, the fund may value these investments using more subjective methods, such as fair value pricing. In such cases, the value determined for an investment could be different from the value realized upon such investment's sale. As a result, you could pay more than the market value when buying fund shares or receive less than the market value when selling fund shares.


SECURITY SELECTION RISK. The securities in the fund's portfolio may decline in value. Portfolio management could be wrong in its analysis of industries, companies, economic trends, the relative attractiveness of different securities or other matters.


FOCUS RISK. To the extent that the fund focuses its investments in particular industries, asset classes or sectors of the economy, any market price movements, regulatory or technological changes, or economic conditions affecting companies in those industries, asset classes or sectors may have a significant impact on the fund's performance.


MUNICIPAL SECURITIES RISK. The fund could be impacted by events in the municipal securities market, including the supply and demand for municipal securities. Negative events, such as severe fiscal difficulties, bankruptcy of one or more issuers, an economic downturn, unfavorable legislation, court rulings or political developments, or reduced monetary support from the federal government could hurt fund performance.


COUNTERPARTY RISK. A financial institution or other counterparty with whom the fund does business, or that underwrites, distributes or guarantees any investments or contracts that the fund owns or is otherwise exposed to, may decline in financial health and become unable to honor its commitments. This could cause losses for the fund or could delay the return or delivery of collateral or other assets to the fund.


FOREIGN INVESTMENT RISK. The fund faces the risks inherent in foreign investing. Adverse political, economic or social developments could undermine the value of the fund's investments or prevent the fund from realizing the full value of its investments. Financial reporting standards for companies based in foreign markets differ from those in the US. Additionally, foreign securities markets generally are smaller and less liquid than US markets.


SECURITIES LENDING RISK. Any decline in the value of a portfolio security that occurs while the security is out on loan is borne by the fund and will adversely affect performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while holding the security.



PAST PERFORMANCE


Since the fund is new, performance information is not available.



MANAGEMENT


INVESTMENT ADVISOR

Deutsche Investment Management Americas Inc.


PORTFOLIO MANAGER(S)

GEOFFREY GIBBS, DIRECTOR. Lead Portfolio Manager of the fund. Began managing the fund in 2015.


LEE C. RODON, DIRECTOR. Portfolio Manager of the fund. Began managing the fund in 2015.


GLENN KOENIG, VICE PRESIDENT. Portfolio Manager of the fund. Began managing the fund in 2015.



PURCHASE AND SALE OF FUND SHARES


MINIMUM INITIAL INVESTMENT

The minimum initial investment is $100,000, and there is no minimum additional investment. Accounts opened through a financial advisor may have different minimum investment amounts.


The fund reserves the right to modify the investment minimum.


TO PLACE ORDERS

Your account cannot become activated until we receive a completed account application. To purchase or sell shares of the fund by wire, please contact your sales representative or call (800) 730-1313 to be put into contact with a sales representative who can assist you.



TAX INFORMATION


The fund's distributions are generally taxable to you as ordinary income or capital gains, except when your investment is in an IRA, 401(k), or other tax-advantaged investment plan. Any withdrawals you make from such tax-advantaged investment plans, however, may be taxable to you.



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                                      Deutsche Ultra-Short Investment Grade Fund


                                               SUMMARY PROSPECTUS March 16, 2016
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PAYMENTS TO BROKER-DEALERS AND

OTHER FINANCIAL INTERMEDIARIES

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your
salesperson   or   visit   your  financial  intermediary's  Web  site  for  more
information.


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                                      Deutsche Ultra-Short Investment Grade Fund
                                SUMMARY PROSPECTUS March 16, 2016 DUSIGF-INV-SUM